CONSOLIDATED BALANCE SHEETS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 1,179,170,559	7,138,344,814	3,421,532,962
Restricted cash	122,163,902	739,543,614	768,228,577
Short-term investment	600,474,248	3,635,090,955	1,408,664,335
Accounts receivable, net	250,793,734	1,518,230,029	983,804,403
Due from related parties	3,596,919	21,774,669	5,328,170
Prepayments and other current assets	200,828,632	1,215,756,287	993,820,540
Deferred tax assets, current	16,019,872	96,979,500	61,840,526
Total current assets	2,373,047,866	14,365,719,868	7,643,219,513
Long-term deposits and prepayments	92,370,889	559,185,652	210,618,310
Long-term loan receivable	29,499,992	178,584,102
Long-term receivables due from related parties	1,349,037	8,166,667
Land use rights	17,753,902	107,476,794	110,659,284
Property, equipment and software	233,401,671	1,412,943,693	1,123,937,191
Investments	471,978,043	2,857,213,480	1,437,247,949
Goodwill	160,650,707	972,531,184	822,585,341
Intangible assets	58,914,882	356,653,022	321,483,420
Total assets	3,438,966,989	20,818,474,462	11,669,751,008
Current liabilities:
Short-term borrowings	127,954,696	774,599,341	453,478,628
Accounts payable	270,503,299	1,637,545,824	1,023,672,151
Due to related parties	1,852,880	11,216,780	10,395,726
Salary and welfare payable	42,559,387	257,641,763	229,969,924
Taxes payable	52,083,793	315,299,656	216,456,010
Advances from customers	405,030,221	2,451,931,450	1,414,865,769
Accrued liability for customer reward program	47,023,958	284,668,935	217,548,153
Other payables and accruals	104,911,864	635,104,949	343,757,881
Total current liabilities	1,051,920,098	6,368,008,698	3,910,144,242
Deferred tax liabilities, non-current	10,439,426	63,197,155	53,309,153
Long-term Debt	934,500,000	5,657,182,650	1,121,418,000
Total liabilities	1,996,859,524	12,088,388,503	5,084,871,395
Commitments and contingencies (Note 21)
Shareholders' equity
Share capital (US$0.01 par value; 100,000,000 shares authorized, 32,354,634 and 33,828,251 shares issued and outstanding as of December 31, 2012 and 2013, respectively.)	501,097	3,033,490	2,979,144
Additional paid-in capital	675,369,571	4,088,484,766	3,818,256,227
Statutory reserves	19,566,419	118,449,230	103,222,512
Accumulated other comprehensive (loss) / income	61,554,847	372,634,580	(58,778,675)
Retained earnings	908,359,306	5,498,934,733	4,515,841,767
Less: Treasury stock (4,365,306 and 3,777,087 shares as of December 31, 2012 and 2013, respectively.)	(256,230,284)	(1,551,141,268)	(1,891,888,900)
Total Ctrip's shareholders' equity	1,409,120,956	8,530,395,531	6,489,632,075
Non-controlling interests	32,986,509	199,690,428	95,247,538
Total shareholders' equity	1,442,107,465	8,730,085,959	6,584,879,613
Total liabilities and shareholders' equity	$ 3,438,966,989	20,818,474,462	11,669,751,008